Related Party Transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Related Party Transactions
Purchase of goods (Note a)	¥ 155,093	¥ 111,191	¥ 585,494
Delivery of goods (Note b)	137,088	469,974
Other income	1,773	4,027
Other expense	¥ 1,475
Amounts due from related parties		31,856		$ 1,203	¥ 8,352
Amounts due to affiliates and companies controlled or significantly influenced by shareholders related to purchases of goods or logistic services		¥ 206,966			¥ 52,729